Condensed Consolidated Statements of Partners' Equity - USD ($) shares in Thousands, $ in Thousands	Total	Limited Partners [Member]	General Partner [Member]	Special L.P. Interests [Member]	AOCI Attributable to Parent [Member]	Foreign Currency Items [Member]	Gains and Losses on Cash Flow Hedges [Member]
Beginning balance, units (in shares) at Dec. 31, 2014		55,828
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Limited partnership unit options exercised (in shares)		50
Limited partnership unit forfeitures (in shares)		(1)
Issuance of limited partnership units as compensation (in shares)		141
Ending balance, units (in shares) at Dec. 31, 2015		56,018
Beginning balance, value at Dec. 31, 2014		$ 101,556	$ 1			$ 5,936	$ (16,566)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	$ 112,222	112,221
Partnership distribution declared		(172,614)
Expense recognized for limited partnership unit options		580
Limited partnership unit options exercised		0
Tax effect of units involved in treasury unit transactions		(1,589)
Issuance of limited partnership units as compensation		8,274
Net income (loss)			1
Partnership distribution declared			(2)
Period activity, net of tax	16,655					16,655
Period activity, net of tax	(2,734)						(2,734)
Ending balance, value at Dec. 31, 2015	57,009	$ 48,428	0	$ 5,290	$ 3,291	22,591	(19,300)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Limited partnership unit options exercised (in shares)		46
Limited partnership unit forfeitures (in shares)		(1)
Issuance of limited partnership units as compensation (in shares)		138
Ending balance, units (in shares) at Dec. 31, 2016		56,201
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	177,688	$ 177,686
Partnership distribution declared		(187,180)
Expense recognized for limited partnership unit options		5
Limited partnership unit options exercised		0
Tax effect of units involved in treasury unit transactions		(422)
Issuance of limited partnership units as compensation		13,771
Net income (loss)			2
Partnership distribution declared			(2)
Period activity, net of tax	(3,700)					(3,700)
Period activity, net of tax	3,350						3,350
Ending balance, value at Dec. 31, 2016	60,519	$ 52,288	0	5,290	2,941	18,891	(15,950)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Limited partnership unit options exercised (in shares)		10
Limited partnership unit forfeitures (in shares)		(2)
Issuance of limited partnership units as compensation (in shares)		27
Ending balance, units (in shares) at Mar. 26, 2017		56,236
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(64,754)	$ (64,753)
Partnership distribution declared		(48,135)
Reclassification of stranded tax effect		0					0
Expense recognized for limited partnership unit options		0
Tax effect of units involved in treasury unit transactions		(1,369)
Issuance of limited partnership units as compensation		4,853
Net income (loss)			(1)
Partnership distribution declared			0
Period activity, net of tax	(660)					(660)
Period activity, net of tax	1,994						1,994
Ending balance, value at Mar. 26, 2017	(47,552)	$ (57,116)	(1)	5,290	4,275	18,231	(13,956)
Beginning balance, units (in shares) at Dec. 31, 2016		56,201
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Limited partnership unit options exercised (in shares)		11
Limited partnership unit forfeitures (in shares)		(3)
Issuance of limited partnership units as compensation (in shares)		150
Ending balance, units (in shares) at Dec. 31, 2017		56,359
Beginning balance, value at Dec. 31, 2016	60,519	$ 52,288	0	5,290	2,941	18,891	(15,950)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	215,476	215,474
Partnership distribution declared		(194,754)
Expense recognized for limited partnership unit options		0
Limited partnership unit options exercised		65
Tax effect of units involved in treasury unit transactions		(4,440)
Issuance of limited partnership units as compensation		12,956
Net income (loss)			2
Partnership distribution declared			(2)
Period activity, net of tax	(14,849)					(14,849)
Period activity, net of tax	7,975						7,975
Ending balance, value at Dec. 31, 2017	82,946	$ 81,589	0	5,290	(3,933)	4,042	(7,975)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Limited partnership unit options exercised (in shares)		6
Limited partnership unit forfeitures (in shares)		(1)
Issuance of limited partnership units as compensation (in shares)		52
Ending balance, units (in shares) at Mar. 25, 2018		56,416
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(83,400)	$ (83,399)
Partnership distribution declared		(50,266)
Reclassification of stranded tax effect	400	391					391
Expense recognized for limited partnership unit options		125
Tax effect of units involved in treasury unit transactions		(3,039)
Issuance of limited partnership units as compensation		(3,951)
Net income (loss)			(1)
Partnership distribution declared			0
Period activity, net of tax	4,604					4,604
Period activity, net of tax	2,018						2,018
Ending balance, value at Mar. 25, 2018	$ (50,963)	$ (58,550)	$ (1)	$ 5,290	$ 2,298	$ 8,646	$ (6,348)